Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes reconciles to the amount computed by applying the federal statutory rate to income before taxes as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Income tax benefit at federal statutory rate	$(28,362)	$(24,616)	$(27,065)
State income tax, net of federal benefit	(2,393)	(2,285)	(3,912)
Research and development credits	(720)	(1,796)	(646)
Uncertain tax position	—	3,154	—
Stock-based compensation	1,686	1,904	1,973
Other	456	550	355
Removal of net operating losses and research and development credits	—	8,344	—
Change in valuation allowance	29,318	14,755	29,366
Income tax expense (recovery)	$(15)	$10	$71

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred income tax assets at December 31, 2016 and 2015 are shown below (in thousands). A valuation allowance has been recorded to offset the net deferred tax asset as of December 31, 2016 and 2015, as the realization of such assets does not meet the more-likely-than-not threshold.

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss (NOL) carryforwards	$100,251	$79,233
Research and development tax credits carryforwards	2,543	1,832
Capitalized research and development expenses	16,673	13,296
Deferred rent	537	168
Accrued compensation	11,332	9,309
Other	5,931	4,104
Total deferred tax assets	137,267	107,942
Less valuation allowance	(137,267)	(107,942)
Net deferred tax assets	$—	$—

California NOL Carry Forwards Expiration	The California NOL carry forwards will expire as follows (in thousands):
Year ended December 31,
2016	$624
2017	$2,052
Thereafter	$167,828

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits at the beginning and end of the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Gross unrecognized tax benefits at the beginning of the year	$7,594	$3,539	$1,912
Increases related to current year positions	580	474	476
Increases (decreases) related to prior year positions	(7)	3,581	1,151
Expiration of unrecognized tax benefits	—	—	—
Gross unrecognized tax benefits at the end of the year	$8,167	$7,594	$3,539